RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Current financial assets	€ 61,130,000	€ 87,301,000
Aggregate compensation	39,131,000	33,935,000	€ 18,728,000
Wages and salaries	575,215,000	527,316,000	483,747,000
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares	0	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares	4,479,000	5,176,000	4,241,000
Wages and salaries	34,107,000	28,084,000	14,088,000
Key management personnel compensation, other long-term employee benefits	545,000	675,000	399,000
Related parties
Disclosure of transactions between related parties [line items]
Current financial assets	0	4,364,000
Current financial liabilities	0	429,000
Ferrari N.V. (Ferrari) | Directors of Ferrari N.V.
Disclosure of transactions between related parties [line items]
Aggregate compensation	9,791,000	7,660,000	6,668,000
Compensation for salary	6,688,000	5,650,000	5,445,000
Compensation settled in treasury shares	2,873,000	1,780,000	1,223,000
Key management personnel compensation, other long-term employee benefits	€ 230,000	€ 230,000	€ 0
Stellantis Group | FCA Bank
Disclosure of transactions between related parties [line items]
Ownership interest (percent)	50.00%